LONG-TERM LOANS (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Debt, Other Disclosure [Abstract]
Schedule of Long-Term Loans

As of June 30, 2026, the long-term loan consisted of the following:

Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
Minsheng Bank		16,000,000	$2,358,108	2025.05.20	2034.11.20	2.70%
Minsheng Bank		6,200,000	913,767	2025.11.14	2032.11.14	2.70%
Minsheng Bank		9,648,000	1,421,938	2026.01.04	2033.01.04	2.70%
Minsheng Bank		1,600,000	235,811	2026.02.03	2033.02.03	2.70%
Minsheng Bank		5,400,000	795,862	2026.03.18	2033.03.18	2.77%
Minsheng Bank		2,160,000	318,345	2026.04.28	2033.04.28	2.77%
Minsheng Bank		2,440,000	359,612	2026.05.28	2033.05.28	2.77%
Minsheng Bank		5,880,000	866,605	2026.06.25	2033.06.25	2.77%
Total	RMB	49,328,000	$7,270,048
Description	Amount – RMB		Amount – USD	Issuance Date	Expiration Date	Interest
WeBank Shenzhen		228,571	$32,685	2025.05.07	2027.04.23	8.62%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	12.16%
WeBank Shenzhen		380,952	54,475	2025.04.10	2027.04.23	11.16%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13.99%
WeBank Shenzhen		500,000	71,499	2025.12.03	2027.11.23	13,99%
Longwan Rural Commercial Bank		1,200,000	171,599	2023.06.02	2026.05.30	6.60%
Longwan Rural Commercial Bank		1,750,000	250,247	2023.06.02	2026.05.30	6.60%
Minsheng Bank		6,200,000	886,589	2025.11.14	2032.11.14	2.70%
Minsheng Bank		16,000,000	2,287,970	2025.05.20	2034.11.20	2.70%
Subtotal		29,283,331	4,187,461
Current portion of long-term loans		(5,441,349)	(778,103)
Total	RMB	23,841,982	$3,409,358